INVENTORY (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Finished products	$226,228	$233,092
Raw materials and work in progress	78,039	70,035
Crop growing costs	19,721	29,016
Agricultural and other operating supplies	44,321	46,449
Inventories, net of allowances	$368,309	$378,592